Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 61,134	$ 85,543	$ 122,293	$ 194,471
Foreign exchange gain (loss)	$ (693)	$ 2,147	$ 19,579
Convertible senior notes
Disclosure Of Financial Instruments [Line Items]
Borrowings, maturity period	Jan. 15, 2027
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 61,134
Receivables from purchasers for lithium carbonate	23,209
Current liabilities excluding equity-settleable convertible notes	$ 46,794